SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities sold under agreements to repurchase
Number of significant customers whose balances fluctuate on a regular basis	1
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase
Carrying amount of securities pledged	$ 54,673,000	$ 44,143,000
Average daily balance during the year	28,496,423	25,945,603
Average interest rate during the year (as a percent)	0.04%	0.06%
Maximum month-end balance during the year	$ 30,962,993	$ 34,494,579
Weighted average interest rate at year-end (as a percent)	0.05%	0.06%